Fair Value Measurements - Schedule of Fair Value Measurements (Details) - USD ($) $ in Thousands	Sep. 30, 2024		Sep. 30, 2023
Assets, at fair value:
Fair Value	$ 3,265,298	[1]	$ 1,178,633	[2]
Money market funds	93,069		40,090
Interest rate swaps	12,871
Total assets, at fair value:	3,371,238		1,218,723
Liabilities, at fair value:
Interest rate swaps	2,210
Total liabilities, at fair value:	2,210
Debt Investments
Assets, at fair value:
Fair Value	3,253,855	[1]	1,178,539	[2]
Equity Investments
Assets, at fair value:
Fair Value	11,443	[1]	94	[2]
Level 1
Assets, at fair value:
Money market funds	93,069		40,090
Interest rate swaps	0
Total assets, at fair value:	93,069		40,090
Liabilities, at fair value:
Interest rate swaps	0
Total liabilities, at fair value:	0
Level 1 | Debt Investments
Assets, at fair value:
Fair Value	0		0
Level 1 | Equity Investments
Assets, at fair value:
Fair Value	0		0
Level 2
Assets, at fair value:
Fair Value	615,715		139,934
Money market funds	0		0
Interest rate swaps	12,871
Total assets, at fair value:	628,586		139,934
Liabilities, at fair value:
Interest rate swaps	2,210
Total liabilities, at fair value:	2,210
Level 2 | Debt Investments
Assets, at fair value:
Fair Value	615,715		139,934
Level 2 | Equity Investments
Assets, at fair value:
Fair Value	0		0
Level 3
Assets, at fair value:
Fair Value	2,649,583		1,038,699
Money market funds	0		0
Interest rate swaps	0
Total assets, at fair value:	2,649,583		1,038,699
Liabilities, at fair value:
Interest rate swaps	0
Total liabilities, at fair value:	0
Level 3 | Debt Investments
Assets, at fair value:
Fair Value	2,638,140		1,038,605
Level 3 | Equity Investments
Assets, at fair value:
Fair Value	$ 11,443		$ 94

[1]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 6. Fair Value Measurements.
[2]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 6. Fair Value Measurements.